Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Class A Common Stock Subject to Possible Redemption Reflected in the Balance Sheet	At December 31, 2023 and December 31, 2022, the Class A common stock subject to possible redemption reflected in the balance sheet is reconciled in the following table:
Gross proceeds	$123,500,000
Less:
Proceeds allocated to Public Warrants	(3,755,675)
Class A common stock issuance costs	(6,716,427)
(10,472,102)

Plus:
Class A Common Stock Redeemable Remeasurement Adjustment at IPO	12,942,102
Remeasurement adjustment for the year ended December 31, 2022	1,272,983
Class A common stock subject to possible redemption as of December 31, 2022	127,242,983
Transfer to funds payable to redeemed Class A stockholders	(17,834,235)
Redemptions	(89,038,494)
Remeasurement adjustment for the year ended December 31, 2023	3,972,489
Class A common stock subject to possible redemption as of December 31, 2023	$24,342,743

Schedule of Basic and Diluted Net Income (Loss) Per Common Share	The following tables reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):
For the Year ended December 31, 2022
Class A Redeemable Common Stock
Numerator: Income allocable to Class A Redeemable Common Stock	$448,713
Denominator: Diluted weighted average shares outstanding	9,846,164
Diluted net income per share, Class A Redeemable Common Stock	$0.05

Class A and Class B Non-Redeemable Common Stock
Numerator: Income allocable to Class A and Class B Non-Redeemable Common Stock	$145,192
Denominator: Diluted weighted average shares outstanding	3,185,962
Diluted net income per share, Class A and Class B Non-Redeemable Common Stock	$0.05
Year ended December 31, 2023
Class A Redeemable Common Stock
Numerator: Loss allocable to Class A Redeemable Common Stock	$(13,931,674)
Denominator: Basic and diluted weighted average shares outstanding	7,654,886
Basic and diluted net loss per share, Class A Redeemable Common Stock	$(1.82)

Class A and Class B Non-redeemable Common Stock
Numerator: Loss allocable to Class A and Class B Non-Redeemable Common Stock	$(5,843,928)
Denominator: Basic and diluted weighted average shares outstanding	3,211,000
Basic and diluted net loss per share, Class A and Class B Non-Redeemable Common Stock	$(1.82)

Schedule of Property and Equipment Estimated Useful Lives

The Company depreciates its property and equipment for financial reporting purposes using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Building	40 years
Leasehold improvements	15 years
Machinery & equipment	5 years

Schedule of Potentially Dilutive Common Stock Equivalents

The following table presents potentially dilutive common stock equivalents that have been excluded from the calculation of dilutive loss per share as their inclusion would be anti-dilutive.

	September 30, 2024	December 31, 2023
HBC Holdback Shares	200,000	—
Warrants – Public	6,175,000	—
Warrants – Private	5,405,000	—
Warrants – Series A	21,675,701	—
Warrants – Series B	385,553	—
Warrants – Series C	24,434,936	—
Warrants – Series D	12,217,468	—
Stock-based compensation – equity awards	300,000	—
Arbor Lake Strategic Cooperation Consulting Agreement	2,000,000	—
Convertible Notes	3,396,261	—
HBC Earnout Shares	22,500,000	—
Total common stock equivalents excluded from dilutive loss per share	98,689,919	—

Schedule of Composition of Other Current Assets	The composition of other current assets was:
	September 30, 2024	December 31, 2023
Directors & Officers Insurance	356,301	—
Total other assets	356,301	—